Non-life Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Components of non-life reserves	The Company’s gross liability for non-life reserves at December 31, 2023 and 2022 was as follows (in thousands of U.S. dollars):

	December 31, 2023	December 31, 2022
Case reserves	$5,148,325	$5,110,575
ACRs	190,071	159,821
IBNR reserves	7,812,913	7,455,235
Non-life reserves	$13,151,309	$12,725,631

Reconciliation of the beginning and ending gross and net liability for non-life reserves
The reconciliation of the beginning and ending gross and net liability for non-life reserves for the years ended December 31, 2023, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2023	2022	2021
Gross liability at beginning of year	$12,725,631	$12,047,792	$11,395,321
Reinsurance recoverable at beginning of year	1,851,811	1,532,666	782,330
Net liability at beginning of year	10,873,820	10,515,126	10,612,991
Net incurred losses related to:
Current year	3,229,633	3,533,087	3,637,671
Prior years	(47,293)	(219,853)	(194,426)
	3,182,340	3,313,234	3,443,245
Net paid losses related to:
Current year	(416,151)	(419,633)	(437,938)
Prior years	(2,316,451)	(2,238,503)	(2,535,057)
	(2,732,602)	(2,658,136)	(2,972,995)
Retroactive reinsurance recoverable adjustment	(93,378)	(35,695)	(357,864)
Effects of foreign exchange rate changes and other	155,882	(260,709)	(210,251)
Net liability at end of year	11,386,062	10,873,820	10,515,126
Reinsurance recoverable at end of year	1,765,247	1,851,811	1,532,666
Gross liability at end of year	$13,151,309	$12,725,631	$12,047,792

Reconciliation of net incurred and paid claims development to Non-life reserves
The reconciliation of the net incurred and paid claims development information below to the Non-life reserves in the Consolidated Balance Sheet at December 31, 2023 was as follows (in thousands of U.S. dollars):

December 31, 2023
Total outstanding liability for unpaid claims
Property	$1,908,065
Casualty	6,176,122
Specialty	3,011,789
Total outstanding liabilities for unpaid claims	$11,095,976
Unallocated loss expenses	130,717
U.S. health net reserves (1)	156,570
Other	2,799
Total other liabilities	$290,086
Net liability at end of year	$11,386,062

Reinsurance recoverable on unpaid claims
Property	$763,028
Casualty	698,223
Specialty	303,996
Reinsurance recoverable at end of year	$1,765,247
Gross liability at end of year	$13,151,309

(1) U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.

Incurred and paid claims development and average annual percentage payout of incurred claims by age, net of reinsurance

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,											December 31, 2023
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$2,481,720	$2,514,200	$2,368,967	$2,349,869	$2,353,759	$2,315,021	$2,277,135	$2,262,546	$2,232,454	$2,233,339	$50,959
2015		2,502,854	2,611,184	2,527,784	2,550,830	2,520,182	2,475,960	2,451,141	2,432,324	2,435,356	87,537
2016			2,451,204	2,559,851	2,516,126	2,486,199	2,467,920	2,484,069	2,476,383	2,472,778	95,112
2017				2,549,737	2,801,179	2,698,916	2,651,730	2,663,904	2,658,571	2,660,319	159,021
2018					2,596,552	2,974,243	2,969,810	2,972,766	3,009,359	3,015,217	334,532
2019						2,931,280	3,519,556	3,510,991	3,523,443	3,531,407	637,205
2020							4,186,395	3,586,462	3,499,097	3,480,994	859,604
2021								2,880,141	2,829,876	2,836,450	1,435,501
2022									3,410,844	3,374,321	1,723,904
2023										3,115,830	967,607
Total										$29,156,011	$6,350,982

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - NON-LIFE
For the year ended December 31,
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$336,270	$1,291,273	$1,594,146	$1,810,171	$1,946,054	$2,044,804	$2,118,939	$2,164,676	$2,196,720	$2,243,258
2015		306,562	1,159,655	1,564,173	1,798,537	1,959,722	2,067,935	2,142,234	2,198,481	2,240,255
2016			321,351	1,272,443	1,627,697	1,893,694	2,030,728	2,123,169	2,211,977	2,302,984
2017				394,394	1,421,140	1,804,959	2,072,838	2,195,236	2,314,529	2,436,391
2018					271,827	1,276,542	1,811,055	2,093,543	2,283,931	2,490,887
2019						462,939	1,438,793	1,961,928	2,341,116	2,640,483
2020							480,122	1,277,034	1,805,063	2,106,017
2021								373,191	1,088,143	1,531,660
2022									394,598	914,038
2023										397,510
Total										$19,303,483

Net reserves for accident years and exposures included in the triangles										$9,852,528
All outstanding liabilities before accident year 2014, net of reinsurance										1,243,448
Total outstanding liabilities for unpaid claims										$11,095,976

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - NON-LIFE (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Non-life	13%	29%	15%	10%	6%	5%	4%	3%	2%	2%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,											December 31, 2023
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$469,568	$488,446	$463,409	$458,609	$452,907	$450,487	$447,816	$447,894	$444,808	$445,152	$298
2015		537,193	565,816	537,792	528,106	524,147	519,568	525,203	523,475	524,453	3,605
2016			663,490	681,050	644,349	625,873	622,562	624,375	623,593	620,491	8,045
2017				971,607	1,022,186	952,613	923,025	915,166	910,105	909,849	12,314
2018					805,960	820,675	799,735	778,867	766,591	766,684	16,456
2019						703,097	782,453	720,079	711,928	714,189	32,277
2020							1,252,575	1,070,935	1,061,772	1,056,274	132,920
2021								919,517	918,629	914,749	253,718
2022									944,920	859,807	457,178
2023										415,801	334,152
Total										$7,227,449	$1,250,963

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - PROPERTY
For the year ended December 31,
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$95,013	$323,309	$395,102	$423,339	$432,567	$438,152	$442,581	$444,798	$445,375	$448,276
2015		85,015	330,876	435,539	469,036	481,879	489,195	498,557	501,524	503,399
2016			132,914	446,804	538,988	579,381	595,159	604,980	609,257	613,854
2017				214,026	694,240	805,627	853,945	862,942	870,638	882,726
2018					81,830	494,608	628,458	666,919	687,439	709,211
2019						78,527	426,566	545,163	586,587	627,924
2020							115,165	515,030	681,851	772,952
2021								121,453	491,546	639,577
2022									103,876	279,970
2023										91,499
Total										$5,569,388

Net reserves for accident years and exposures included in the triangles										$1,658,061
All outstanding liabilities before accident year 2014, net of reinsurance										250,004
Total outstanding liabilities for unpaid claims										$1,908,065

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - PROPERTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	15%	41%	16%	6%	3%	2%	1%	1%	—%	1%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,											December 31, 2023
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$804,571	$848,698	$814,622	$810,349	$826,000	$791,768	$766,415	$753,383	$739,605	$740,555	$34,090
2015		699,327	783,275	761,091	803,497	770,242	751,652	726,451	714,608	717,382	57,407
2016			670,767	756,954	767,366	747,814	740,047	750,268	747,402	747,434	61,476
2017				621,095	743,114	720,966	709,881	716,862	720,732	724,138	94,614
2018					767,559	905,491	895,978	903,353	920,169	927,658	236,104
2019						999,955	1,226,210	1,272,980	1,273,687	1,282,398	494,696
2020							1,344,430	1,115,751	1,094,890	1,086,082	601,415
2021								1,013,896	967,726	987,435	886,905
2022									1,495,131	1,561,575	888,080
2023										1,698,981	326,606
Total										$10,473,638	$3,681,393

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - CASUALTY
For the year ended December 31,
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$69,119	$189,458	$292,152	$387,182	$470,964	$536,883	$594,035	$631,367	$654,893	$692,148
2015		73,252	184,520	303,213	398,790	505,067	577,907	627,964	667,748	702,472
2016			28,304	140,081	244,560	369,651	455,982	520,069	586,050	667,058
2017				55,617	157,792	246,615	334,296	411,806	488,164	596,996
2018					59,105	201,190	323,510	425,887	532,717	699,190
2019						100,639	274,821	430,192	580,304	731,677
2020							112,281	176,740	304,592	410,337
2021								80,434	225,846	329,578
2022									120,660	173,769
2023										171,996
Total										$5,175,221

Net reserves for accident years and exposures included in the triangles										$5,298,417
All outstanding liabilities before accident year 2014, net of reinsurance										877,705
Total outstanding liabilities for unpaid claims										$6,176,122

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - CASUALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	9%	12%	13%	12%	12%	11%	10%	7%	4%	5%

NET INCURRED LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,											December 31, 2023
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023	Total of IBNR plus expected development on reported claims
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$1,207,581	$1,177,056	$1,090,936	$1,080,911	$1,074,852	$1,072,766	$1,062,904	$1,061,269	$1,048,041	$1,047,632	$16,571
2015		1,266,334	1,262,093	1,228,901	1,219,227	1,225,793	1,204,740	1,199,487	1,194,241	1,193,521	26,525
2016			1,116,947	1,121,847	1,104,411	1,112,512	1,105,311	1,109,426	1,105,388	1,104,853	25,591
2017				957,035	1,035,879	1,025,337	1,018,824	1,031,876	1,027,734	1,026,332	52,093
2018					1,023,033	1,248,077	1,274,097	1,290,546	1,322,599	1,320,875	81,972
2019						1,228,228	1,510,893	1,517,932	1,537,828	1,534,820	110,232
2020							1,589,390	1,399,776	1,342,435	1,338,638	125,269
2021								946,728	943,521	934,266	294,878
2022									970,793	952,939	378,646
2023										1,001,048	306,849
Total										$11,454,924	$1,418,626

NET PAID LOSSES AND LOSS EXPENSES DEVELOPMENT TABLE - SPECIALTY
For the year ended December 31,
Accident year	2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)	(unaudited)
2014	$172,138	$778,506	$906,892	$999,650	$1,042,523	$1,069,769	$1,082,323	$1,088,511	$1,096,452	$1,102,834
2015		148,295	644,259	825,421	930,711	972,776	1,000,833	1,015,713	1,029,209	1,034,384
2016			160,133	685,558	844,149	944,662	979,587	998,120	1,016,670	1,022,072
2017				124,751	569,108	752,717	884,597	920,488	955,727	956,669
2018					130,892	580,744	859,087	1,000,737	1,063,775	1,082,486
2019						283,773	737,406	986,573	1,174,225	1,280,882
2020							252,676	585,264	818,620	922,728
2021								171,304	370,751	562,505
2022									170,062	460,299
2023										134,015
Total										$8,558,874

Net reserves for accident years and exposures included in the triangles										$2,896,050
All outstanding liabilities before accident year 2014, net of reinsurance										115,739
Total outstanding liabilities for unpaid claims										$3,011,789

AVERAGE ANNUAL PERCENTAGE PAYOUT OF INCURRED CLAIMS BY AGE, NET OF REINSURANCE - SPECIALTY (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Specialty	15%	36%	17%	10%	4%	2%	1%	1%	1%	1%